May 4, 2000



VIA EDGAR TRANSMISSION

Securities and Exchange Commission 450 5th Street, N.W.
Washington D.C. 20549

         Re: Certification pursuant to Rule 497(j)
               The Lou Holland Trust (the "Trust")
               File Nos. 333-00935; 811-7533
               -----------------------------

Commissioners:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, in lieu of a filing under Rule 497(c), I hereby certify that the form of Prospectus and Statement of Additional Information for the Trust, each dated May 1, 2000, that would have been filed under Rule 497(c), would not have differed from those contained in the most recent amendment to the Registration Statement, that such amendment was filed electronically via EDGAR on April 28, 2000, and that this certification is being made within five days after the effective date of such amendment.

                                                           Very truly yours,

                                                           /s/ Laura J. Janus
                                                           Laura J. Janus
                                                           Treasurer

cc: Joan E. Boros, Esq.



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